Exceptional items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exceptional items
Exceptional items - cost of sales	$ 4,278,000,000	$ 4,338,000,000	$ 4,163,000,000
Exceptional items - SG&A expenses	288,000,000	255,000,000	212,000,000
Exceptional finance income	192,000,000	147,000,000	(80,000,000)
Exceptional income tax Charge / (credit)	13,000,000	(21,000,000)	19,000,000
Exceptional items.
Exceptional items
Start-up related and other costs	24,000,000	36,000,000	67,000,000
Impairment (reversal)/charge - property, plant and equipment	(4,000,000)	18,000,000
Restructuring (credit)/charge	(4,000,000)	38,000,000
Exceptional items - cost of sales	16,000,000	92,000,000	67,000,000
Transaction related and other costs	5,000,000	14,000,000	23,000,000
Exceptional items - SG&A expenses	5,000,000	14,000,000	23,000,000
Exceptional finance income	(13,000,000)	(58,000,000)	(218,000,000)
Exceptional income tax Charge / (credit)	8,000,000	(14,000,000)	(17,000,000)
Total exceptional items, net of tax	$ 16,000,000	$ 34,000,000	$ (145,000,000)